Debt, Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Changes in Financial Position

Changes in financial position during the period were as follows:

(€ million)	2017	2016	2015
Long-term debt	14,326	16,815	13,118

Short-term debt and current portion of long-term debt	1,275	1,764	3,436

Interest rate and currency derivatives used to hedge debt	(57)	(100)	(156)
Total debt	15,544	18,479	16,398
Cash and cash equivalents	(10,315)	(10,273)	(9,148)

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	4
Debt, net of cash and cash equivalents	5,229	8,206	7,254

Summary of Reconciliation of Carrying Amount to Value on Redemption

Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2017	Amortized cost	Adjustment to debt measured at fair value	December 31, 2017	December 31, 2016		December 31, 2015
Long-term debt	14,326	64	(81)	14,309		16,765	13,023

Short-term debt and current portion of long-term debt	1,275	-	-	1,275		1,764	3,422

Interest rate and currency derivatives used to hedge debt	(57)	-	50	(7)		(10)	(35)
Total debt	15,544	64	(31)	15,577		18,519	16,410
Cash and cash equivalents	(10,315)	-	-	(10,315)		(10,273)	(9,148)

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	-	-	-		4
Debt, net of cash and cash equivalents	5,229	64	(31)	5,262		8,246	7,266

Disclosure Of Movement In Total Debt

The table below shows the movement in total debt during the period:

		Cash flows from financing activities		Other cash flows	Non-cash items
(€ million)	December 31, 2016	Repayments	New borrowings		Currency translation differences	Reclassification from non- current to current	Other items(a)	December 31, 2017
Long-term debt	16,815	(8)	41	-	(300)	(2,187)	(35)	14,326

Short-term debt and current portion of long-term debt	1,764	(2,360)	-	30	(337)	2,187	(9)	1,275

Interest rate and currency derivatives used to hedge debt	(100)	-	-	-	-	-	43	(57)
Total debt	18,479	(2,368)	41	30	(637)	-	(1)	15,544

(a)	Includes fair value remeasurements.

Summary of Debt by Type Valuation of Redemptio

Debt, net of cash and cash equivalents by type, at value on redemption

	2017			2016			2015
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	14,195	820	15,015	16,657	823	17,480	12,484	2,991	15,475

Other bank borrowings	81	203	284	61	715	776	477	176	653

Finance lease obligations	20	11	31	34	19	53	49	18	67

Other borrowings	13	4	17	13	4	17	13	9	22

Bank credit balances	-	237	237	-	203	203	-	228	228

Interest rate and currency derivatives used to hedge debt	(7)	-	(7)	(9)	(1)	(10)	(11)	(24)	(35)
Total debt	14,302	1,275	15,577	16,756	1,763	18,519	13,012	3,398	16,410
Cash and cash equivalents	-	(10,315)	(10,315)	-	(10,273)	(10,273)	-	(9,148)	(9,148)

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	-	-	-	-	-	4	4
Debt, net of cash and cash equivalents	14,302	(9,040)	5,262	16,756	(8,510)	8,246	13,012	(5,746)	7,266

Summary of Debt by Maturity at Value on Redemption

Debt by maturity, at value on redemption

December 31, 2017		Current	Non-current
(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Bond issues	15,015	820	2,050	2,417	2,168	1,850	5,710

Other bank borrowings	284	203	8	25	4	4	40

Finance lease obligations	31	11	3	2	3	3	9

Other borrowings	17	4	-	-	-	-	13

Bank credit balances	237	237	-	-	-	-	-

Interest rate and currency derivatives used to hedge debt	(7)	-	(6)	(1)		-	-
Total debt	15,577	1,275	2,055	2,443	2,175	1,857	5,772
Cash and cash equivalents	(10,315)	(10,315)	-	-	-	-	-

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	-	-	-	-	-
Debt, net of cash and cash equivalents	5,262	(9,040)	2,055	2,443	2,175	1,857	5,772

December 31, 2016		Current	Non-current
(€ million)	Total	2017	2018	2019	2020	2021	2022 and later
Bond issues	17,480	823	2,174	2,050	2,475	2,398	7,560

Other bank borrowings	776	715	16	8	14	-	23

Finance lease obligations	53	19	13	2	2	3	14

Other borrowings	17	4	-	-	-	-	13

Bank credit balances	203	203	-	-	-	-	-

Interest rate and currency derivatives used to hedge debt	(10)	(1)	(6)	(3)	-	-	-
Total debt	18,519	1,763	2,197	2,057	2,491	2,401	7,610
Cash and cash equivalents	(10,273)	(10,273)	-	-	-	-	-

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	-	-	-	-	-
Debt, net of cash and cash equivalents	8,246	(8,510)	2,197	2,057	2,491	2,401	7,610

December 31, 2015		Current	Non-current
(€ million)	Total	2016	2017	2018	2019	2020	2021 and later
Bond issues	15,475	2,991	750	2,128	1,550	1,459	6,597

Other bank borrowings	653	176	438	8	12	14	5

Finance lease obligations	67	18	17	14	7	2	9

Other borrowings	22	9	-	-	-	-	13

Bank credit balances	228	228	-	-	-	-	-

Interest rate and currency derivatives used to hedge debt	(35)	(24)	(1)	(1)	(6)	(3)	-
Total debt	16,410	3,398	1,204	2,149	1,563	1,472	6,624
Cash and cash equivalents	(9,148)	(9,148)	-	-	-	-	-

Interest rate and currency derivatives used to hedge cash and cash equivalents	4	4	-	-	-	-	-
Debt, net of cash and cash equivalents	7,266	(5,746)	1,204	2,149	1,563	1,472	6,624

Summary of Debt by Interest Rate

The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Fixed-rate debt	13,513	75	1,294	2,416	2,168	1,850	5,710

of which euro	11,418

of which US dollar	2,095
% fixed-rate	87%
Floating-rate debt (maturity based on contractual repricing date)	2,064	2,064	-	-	-	-	-

of which euro	1,550

of which US dollar	45
% floating-rate	13%
Debt	15,577	2,139	1,294	2,416	2,168	1,850	5,710
Cash and cash equivalents	(10,315)	(10,315)

of which euro	(8,205)

of which US dollar	(1,653)
% floating-rate	100%
Debt, net of cash and cash equivalents	5,262	(8,176)	1,294	2,416	2,168	1,850	5,710

Sanofi manages its net debt in two currencies: the euro and the US dollar. The floating-rate portion of this debt exposes Sanofi to increases in interest rates, primarily in the Eonia and Euribor benchmark rates (for the euro) and in the US Libor and Federal Fund Effective rates (for the US dollar).

To optimize the cost of debt and/or reduce the volatility of debt, Sanofi uses derivative instruments (interest rate swaps, cross currency swaps and interest rate options) that alter the fixed/floating rate split of debt and the maturity based on contractual repricing dates, as shown below:

(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Fixed-rate debt	9,746	75	(256)	1,999	2,168	50	5,710

of which euro	8,068

of which US dollar	1,678
% fixed-rate	63%
Floating-rate debt (maturity based on contractual repricing date)	5,831	5,831	-	-	-	-	-

of which euro	4,900

of which US dollar	462
% floating-rate	37%
Debt	15,577	5,906	(256)	1,999	2,168	50	5,710
Cash and cash equivalents	(10,315)	(10,315)

of which euro	(8,205)

of which US dollar	(1,653)
% floating-rate	100%
Debt, net of cash and cash equivalents	5,262	(4,409)	(256)	1,999	2,168	50	5,710

Summary of Interest Rate of Debt Net of Cash and Cash Equivalents at Value on Redemption

The table below shows the fixed/floating rate split of debt, net of cash and cash equivalents at value on redemption after taking account of derivative instruments as of December 31, 2016 and 2015:

(€ million)	2016	%	2015%
Fixed-rate debt	13,651	74%	10,435	64%

Floating-rate debt	4,868	26%	5,975	36%
Debt	18,519	100%	16,410	100%
Cash and cash equivalents	(10,273)		(9,144)
Debt, net of cash and cash equivalents	8,246		7,266

Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents

The projected full-year sensitivity of debt, net of cash and cash equivalents to interest rate fluctuations for 2018 is as follows:

Change in euro and US dollar short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	45	-

+25 bp	11	-

-25 bp	(11)	-

-100 bp	(45)	-

Summary of Debt by Currency

The table below shows debt, net of cash and cash equivalents by currency at December 31, 2017, before and after derivative instruments contracted to convert third party debt into the functional currency of the borrowing entity:

(€ million)	Before derivative instruments	After derivative instruments
Euro	4,763	4,763

US dollar	487	487

Indian rupee	(150)	(150)

Saudi riyal	102	102

Algerian dinar	138	138

Other currencies	(78)	(78)
Debt, net of cash and cash equivalents	5,262	5,262

Summary of Debt by Currency

The table below shows debt, net of cash and cash equivalents by currency at December 31, 2016 and 2015, after derivative instruments contracted to convert third party debt into the functional currency of the borrowing entity:

(€ million)	2016	2015
Euro	6,460	3,356

US dollar	2,565	4,221

Other currencies	(779)	(311)
Debt, net of cash and cash equivalents	8,246	7,266

Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt

The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2017		Payments due by period
(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Debt	16,682	1,441	2,301	2,650	2,307	1,950	6,033

principal	15,509	1,201	2,062	2,444	2,175	1,857	5,770

interest(a)	1,173	240	239	206	132	93	263
Net cash flows related to derivative instruments	(51)	(38)	(32)	1	8	10	-
Total	16,631	1,403	2,269	2,651	2,315	1,960	6,033

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2017.

Future contractual cash flows are shown on the basis of the carrying amount in the balance sheet at the reporting date, without reference to any subsequent management decision that might materially alter the structure of Sanofi’s debt or its hedging policy.

The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2016 and 2015:

December 31, 2016		Payments due by period
(€ million)	Total	2017	2018	2019	2020	2021	2022 and later
Debt	19,937	1,951	2,477	2,304	2,708	2,537	7,960
Principal	18,451	1,678	2,217	2,054	2,491	2,401	7,610

Interest(a)	1,486	273	260	250	217	136	350
Net cash flows related to derivative instruments	(104)	(42)	(33)	(29)	(2)	1	1
Total	19,833	1,909	2,444	2,275	2,706	2,538	7,961

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2016.

December 31, 2015		Payments due by period
(€ million)	Total	2016	2017	2018	2019	2020	2021 and later
Debt	17,960	3,653	1,471	2,389	1,794	1,668	6,985
Principal	16,325	3,308	1,215	2,146	1,564	1,472	6,620

Interest(a)	1,635	345	256	243	230	196	365
Net cash flows related to derivative instruments	(165)	(78)	(38)	(26)	(21)	(2)	-
Total	17,795	3,575	1,433	2,363	1,773	1,666	6,985

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2015.